Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]
Note 10 -	Subsequent Events
Effective January 1, 2026, employees of Akero Therapeutics, Inc., became participants in the Plan.